RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($) GWh	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USDperMWh	Dec. 31, 2019 $ / PER_USD	Dec. 31, 2019 € / PER_USD	Dec. 31, 2019 gbpPerShare	Dec. 31, 2019 ¥ / PER_USD	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 GWh	Dec. 31, 2018 USDperMWh	Dec. 31, 2018 $ / PER_USD	Dec. 31, 2018 € / PER_USD	Dec. 31, 2018 gbpPerShare
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Hedged item assets liability	$ 57	$ 28
Carrying value		$ 360	$ 328
Weighted average hedged rate for the year (currency per usd) | USDperMWh								33										32
Maturity dates	2020 - 2027	2019 - 2027
Hedge ratio	1:1	1:1
Nominal Amount Of Hedging Instrument Power | GWh			10,010,000,000														11,054,000,000
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Hedged item assets liability	$ (65)	$ (21)
Carrying value	$ 566	$ 548		$ 334	$ 227	€ 349	£ 0						$ 259	$ 256	€ 377	£ 99
Maturity dates	2021 - 2039	2019 - 2036
Hedge ratio	1:1	1:1
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Hedged item assets liability	$ (23)	$ 24
Carrying value	$ 101
Weighted average hedged rate for the year (currency per usd)									1.30	0.87	0.82	7.22							1.33	0.83	0.76
Maturity dates	2020 - 2022	2019 - 2020
Hedge ratio	1:1	1:1
Canada, Dollars | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 72	$ 482
Euro Member Countries, Euro | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	380	603
United Kingdom, Pounds | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	170	$ 247
China, Yuan Renminbi | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 195